Intangible Assets - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Acquired customer relationships	¥ 397,979	$ 60,993	¥ 399,255
Acquired license	2,556	392
Less: accumulated amortization	(80,236)	(12,297)	(38,506)
Intangible assets, net	¥ 320,299	$ 49,088	¥ 360,749